CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Weighted Average Number of Shares Outstanding, Basic	127,608,629	65,902,198
Weighted Average Number of Shares Outstanding, Diluted	127,608,629	65,902,198
Earnings Per Share, Basic	$ (0.01)	$ (0.02)
Earnings Per Share, Diluted	$ (0.01)	$ (0.02)